Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash flows from operating activities:
Net income	$ 215	$ 891	$ 2,342
Adjustments required to reconcile net income to net cash used in operating activities:
Depreciation, amortization and impairment	614	297
Extinguishment and amortization expenses related to beneficial conversion feature of convertible loans		19
Severance pay, net	23	72
Share-based compensation to employees	400	249
Decrease (increase) in trade receivables, net	2,235	(854)
Increase in other accounts receivable and prepaid expenses	(167)	(222)
Decrease (increase) in contract assets	(48)	711
Increase (decrease) in contract liabilities	286	(200)
Decrease (increase) in inventories	602	(858)
Increase (decrease) in trade payables	(808)	291
Decrease in other accounts payable and accrued expenses	(484)	(325)
Net cash provided by operating activities from continuing operations	2,868	71
Cash flows from investing activities:
Purchase of property, plant and equipment	(529)	(659)
Increase (decrease) in long-term receivables and deposits	2	(27)
Net cash by used in investing activities from continuing operations	(527)	(686)
Cash flows from financing activities:
Repayment of short-term bank credit, net		(53)
Issuance of shares and warrants, net	800	420
Net cash provided by financing activities from continuing operations	800	367
Net cash provided by (used in) operating activities from discontinued operations	913	(231)
Net cash used in investing activities from discontinued operations	(2)	(2)
Effect of exchange rate changes of discontinued operation on cash and cash equivalents	(399)	(117)
Increase (decrease) in cash and cash equivalents and restricted cash	3,653	(598)
Cash and cash equivalents and restricted cash at the beginning of the period	13,006	2,681	2,681
Cash and cash equivalents and restricted cash at the end of the period	16,659	2,083	$ 13,006
Less cash and cash equivalents of discontinued operation at the end of the period	679	754
Cash and cash equivalents of continued operation at the end of the period	15,980	1,329
(a) Supplemental disclosures of cash flow activities:
Net cash paid during the period for income taxes	8	8
Net cash paid during the period for interest	14	128
(b) Non-cash transactions
Purchase of property, plant and equipment in credit	131	58
Transfer of inventory to property, plant and equipment	$ 271	$ 89